UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic Advisers
Mid Cap Value Portfolio

September 30, 2007

1.857420.100

FILI-MCV-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 20.2%
Auto Components - 0.5%
WABCO Holdings, Inc.	780	$ 36,465
Distributors - 0.7%
Genuine Parts Co.	1,050	52,500
Hotels, Restaurants & Leisure - 3.9%
Burger King Holdings, Inc.	2,060	52,509
Hilton Hotels Corp.	1,420	66,016
International Game Technology	980	42,238
Marriott International, Inc. Class A	1,150	49,991
Vail Resorts, Inc. (a)	900	56,061
Yum! Brands, Inc.	910	30,785
		297,600
Household Durables - 1.7%
Fortune Brands, Inc.	920	74,971
Jarden Corp. (a)	1,850	57,239
		132,210
Internet & Catalog Retail - 0.6%
Liberty Media Corp. - Interactive Series A (a)	2,370	45,528
Media - 3.5%
Cablevision Systems Corp. - NY Group Class A (a)	1,640	57,302
Clear Channel Communications, Inc.	2,310	86,486
Clear Channel Outdoor Holding, Inc. Class A (a)	1,300	33,150
Grupo Televisa SA de CV (CPO) sponsored ADR	1,720	41,572
Washington Post Co. Class B	60	48,168
		266,678
Multiline Retail - 0.6%
JCPenney Co., Inc.	460	29,150
Nordstrom, Inc.	420	19,694
		48,844
Specialty Retail - 6.8%
Abercrombie & Fitch Co. Class A	700	56,490
AutoNation, Inc. (a)	1,000	17,720
AutoZone, Inc. (a)	770	89,428
Bed Bath & Beyond, Inc. (a)	2,010	68,581
CarMax, Inc. (a)	150	3,050
Limited Brands, Inc.	2,320	53,105
Sherwin-Williams Co.	760	49,940
Staples, Inc.	3,040	65,330
Tiffany & Co., Inc.	1,000	52,350
TJX Companies, Inc.	2,070	60,175
		516,169
Textiles, Apparel & Luxury Goods - 1.9%
Coach, Inc. (a)	500	23,635

	Shares	Value
Columbia Sportswear Co.	810	$ 44,801
VF Corp.	890	71,868
		140,304
TOTAL CONSUMER DISCRETIONARY		1,536,298
CONSUMER STAPLES - 8.1%
Beverages - 2.4%
Brown-Forman Corp. Class B (non-vtg.)	1,600	119,856
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,630	63,672
		183,528
Food & Staples Retailing - 2.1%
Ruddick Corp.	980	32,869
Safeway, Inc.	1,290	42,712
SUPERVALU, Inc.	2,250	87,773
		163,354
Food Products - 1.8%
Archer-Daniels-Midland Co.	1,290	42,673
Dean Foods Co.	1,200	30,696
Del Monte Foods Co.	1,130	11,865
Wm. Wrigley Jr. Co.	770	49,457
		134,691
Household Products - 0.8%
Clorox Co.	950	57,941
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	350	14,861
Tobacco - 0.8%
Loews Corp. - Carolina Group	710	58,383
TOTAL CONSUMER STAPLES		612,758
ENERGY - 6.0%
Energy Equipment & Services - 0.4%
Unit Corp. (a)	690	33,396
Oil, Gas & Consumable Fuels - 5.6%
Devon Energy Corp.	1,080	89,856
Helix Energy Solutions Group, Inc. (a)	1,260	53,500
Murphy Oil Corp.	750	52,418
Newfield Exploration Co. (a)	790	38,046
Penn Virginia Corp.	1,360	59,813
Teekay Corp.	930	54,693
Williams Companies, Inc.	2,170	73,910
		422,236
TOTAL ENERGY		455,632
FINANCIALS - 25.3%
Capital Markets - 3.1%
Affiliated Managers Group, Inc. (a)	220	28,052
Bear Stearns Companies, Inc.	440	54,036
Charles Schwab Corp.	1,140	24,624
Legg Mason, Inc.	460	38,773
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.	750	$ 49,703
T. Rowe Price Group, Inc.	720	40,097
		235,285
Commercial Banks - 5.3%
City National Corp.	980	68,120
East West Bancorp, Inc.	890	32,004
M&T Bank Corp.	730	75,519
Synovus Financial Corp.	3,960	111,078
United Community Banks, Inc., Georgia	1,890	46,343
Zions Bancorp	1,040	71,417
		404,481
Insurance - 8.7%
AMBAC Financial Group, Inc.	280	17,615
Assurant, Inc.	1,420	75,970
Cincinnati Financial Corp.	1,320	57,169
Everest Re Group Ltd.	670	73,861
IPC Holdings Ltd.	770	22,215
Loews Corp.	1,950	94,283
Old Republic International Corp.	4,420	82,831
OneBeacon Insurance Group Ltd.	2,920	62,926
Principal Financial Group, Inc.	910	57,412
ProAssurance Corp. (a)	780	42,019
Protective Life Corp.	700	29,708
W.R. Berkley Corp.	1,500	44,445
		660,454
Real Estate Investment Trusts - 5.0%
Cousins Properties, Inc.	1,580	46,389
Host Hotels & Resorts, Inc.	1,350	30,294
iStar Financial, Inc.	1,080	36,709
Kimco Realty Corp.	690	31,195
Plum Creek Timber Co., Inc.	580	25,961
PS Business Parks, Inc.	1,010	57,419
Public Storage	520	40,898
Rayonier, Inc.	1,200	57,648
Vornado Realty Trust	460	50,301
		376,814
Real Estate Management & Development - 1.2%
Brookfield Properties Corp.	2,890	71,961
Forest City Enterprises, Inc. Class A	410	22,616
		94,577
Thrifts & Mortgage Finance - 2.0%
Downey Financial Corp.	670	38,726
Hudson City Bancorp, Inc.	2,280	35,066
People's United Financial, Inc.	4,280	73,958
		147,750
TOTAL FINANCIALS		1,919,361

	Shares	Value
HEALTH CARE - 4.2%
Health Care Equipment & Supplies - 0.3%
Beckman Coulter, Inc.	310	$ 22,866
Health Care Providers & Services - 2.6%
Community Health Systems, Inc. (a)	1,100	34,584
Coventry Health Care, Inc. (a)	1,340	83,361
Henry Schein, Inc. (a)	400	24,336
Lincare Holdings, Inc. (a)	1,500	54,975
		197,256
Pharmaceuticals - 1.3%
Biovail Corp.	2,610	45,455
Warner Chilcott Ltd.	2,800	49,756
		95,211
TOTAL HEALTH CARE		315,333
INDUSTRIALS - 8.7%
Aerospace & Defense - 2.1%
Alliant Techsystems, Inc. (a)	860	93,998
Spirit AeroSystems Holdings, Inc. Class A	1,760	68,534
		162,532
Building Products - 0.6%
Owens Corning (a)	1,680	42,084
Commercial Services & Supplies - 0.7%
Republic Services, Inc.	1,670	54,626
Electrical Equipment - 0.8%
AMETEK, Inc.	1,320	57,050
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc.	1,320	64,152
Machinery - 3.2%
Crane Co.	770	36,937
Dover Corp.	1,420	72,349
Harsco Corp.	690	40,896
Joy Global, Inc.	400	20,344
Oshkosh Truck Co.	1,220	75,603
		246,129
Road & Rail - 0.5%
Norfolk Southern Corp.	730	37,894
TOTAL INDUSTRIALS		664,467
INFORMATION TECHNOLOGY - 4.4%
Computers & Peripherals - 1.0%
NCR Corp. (a)	1,080	53,784
Network Appliance, Inc. (a)	790	21,259
		75,043
Electronic Equipment & Instruments - 1.7%
Amphenol Corp. Class A	980	38,965
Arrow Electronics, Inc. (a)	2,140	90,993
		129,958
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.9%
Fidelity National Information Services, Inc.	1,030	$ 45,701
The Western Union Co.	1,090	22,857
		68,558
Software - 0.8%
Symantec Corp. (a)	2,990	57,946
TOTAL INFORMATION TECHNOLOGY		331,505
MATERIALS - 5.4%
Chemicals - 3.2%
Albemarle Corp.	1,580	69,836
Lubrizol Corp.	840	54,650
PPG Industries, Inc.	800	60,440
Sigma Aldrich Corp.	1,220	59,463
		244,389
Construction Materials - 0.5%
Vulcan Materials Co.	420	37,443
Containers & Packaging - 1.2%
Ball Corp.	1,170	62,888
Temple-Inland, Inc.	610	32,104
		94,992
Paper & Forest Products - 0.5%
Domtar Corp. (a)	4,200	34,440
TOTAL MATERIALS		411,264
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
CenturyTel, Inc.	900	41,598
Qwest Communications International, Inc. (a)	7,520	68,883
Windstream Corp.	5,260	74,271
		184,752
UTILITIES - 11.1%
Electric Utilities - 4.5%
American Electric Power Co., Inc.	2,060	94,925
Edison International	1,350	74,858
FirstEnergy Corp.	1,340	84,876
PPL Corp.	310	14,353
Westar Energy, Inc.	2,890	70,978
		339,990

	Shares	Value
Gas Utilities - 2.9%
Energen Corp.	1,110	$ 63,403
ONEOK, Inc.	1,260	59,724
Questar Corp.	800	42,024
UGI Corp.	2,190	56,896
		222,047
Multi-Utilities - 3.7%
CMS Energy Corp.	4,200	70,644
MDU Resources Group, Inc.	1,360	37,862
NSTAR	1,160	40,380
PG&E Corp.	1,900	90,820
Xcel Energy, Inc.	1,890	40,711
		280,417
TOTAL UTILITIES		842,454
TOTAL COMMON STOCKS (Cost $7,425,342)		7,273,824
Nonconvertible Preferred Stocks - 0.5%

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc. (special)	650	40,300
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $36,845)		40,300
Money Market Funds - 3.3%

SSgA Prime Money Market Fund 5.14% (b) (Cost $247,694)	247,694	247,694
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $7,709,881)		7,561,818
NET OTHER ASSETS - 0.4%		32,731
NET ASSETS - 100%		$ 7,594,549
Legend
(a) Non-income producing
(b) The rate quoted is the daily rate of the fund at period end.
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $7,718,241. Net unrealized depreciation aggregated $156,423, of which $289,637 related to appreciated investment securities and $446,060 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Advisers
Small Cap Portfolio

September 30, 2007

1.857418.100

FILI-SCV-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 1.8%
Aftermarket Technology Corp. (a)	500	$ 15,870
American Axle & Manufacturing Holdings, Inc.	2,600	65,650
Amerigon, Inc. (a)	350	6,059
ArvinMeritor, Inc.	2,210	37,172
Cooper Tire & Rubber Co.	2,100	51,240
Drew Industries, Inc. (a)	620	25,222
Fuel Systems Solutions, Inc. (a)	100	1,786
GenTek, Inc. (a)	190	5,715
Gentex Corp.	1,190	25,514
Hayes Lemmerz International, Inc. (a)	400	1,664
Lear Corp. (a)	1,000	32,100
Sauer-Danfoss, Inc.	510	13,607
Standard Motor Products, Inc.	270	2,538
Stoneridge, Inc. (a)	100	1,020
Tenneco, Inc. (a)	2,400	74,424
The Goodyear Tire & Rubber Co. (a)	950	28,890
TRW Automotive Holdings Corp. (a)	500	15,840
		404,311
Automobiles - 0.0%
Fleetwood Enterprises, Inc. (a)	360	3,078
Monaco Coach Corp.	420	5,893
		8,971
Distributors - 0.0%
Core-Mark Holding Co., Inc. (a)	90	3,171
Keystone Automotive Industries, Inc. (a)	100	4,776
		7,947
Diversified Consumer Services - 1.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	440	26,466
Capella Education Co.	40	2,236
Career Education Corp. (a)	300	8,397
Coinmach Service Corp. Class A	100	1,199
Coinstar, Inc. (a)	1,400	45,038
CPI Corp.	100	3,852
DeVry, Inc.	2,000	74,020
ITT Educational Services, Inc. (a)	220	26,772
Jackson Hewitt Tax Service, Inc.	510	14,260
Matthews International Corp. Class A	150	6,570
Pre-Paid Legal Services, Inc. (a)	400	22,184
Regis Corp.	1,290	41,164
Service Corp. International	1,300	16,770
Sotheby's Class A (ltd. vtg.)	200	9,558
Steiner Leisure Ltd. (a)	350	15,190
Stewart Enterprises, Inc. Class A	1,970	15,011
Strayer Education, Inc.	550	92,747
Weight Watchers International, Inc.	60	3,454
		424,888
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	470	7,074
Ambassadors Group, Inc.	240	9,144

	Shares	Value
Ameristar Casinos, Inc.	370	$ 10,397
Applebee's International, Inc.	1,970	49,014
Bob Evans Farms, Inc.	1,840	55,531
Buffalo Wild Wings, Inc. (a)	400	15,088
Burger King Holdings, Inc.	350	8,922
California Pizza Kitchen, Inc. (a)	10	176
CBRL Group, Inc.	570	23,256
CEC Entertainment, Inc. (a)	1,200	32,244
Churchill Downs, Inc.	10	500
CKE Restaurants, Inc.	840	13,616
Darden Restaurants, Inc.	60	2,512
Denny's Corp. (a)	2,180	8,720
Domino's Pizza, Inc.	1,600	26,544
IHOP Corp.	1,000	63,330
Jack in the Box, Inc. (a)	470	30,475
Luby's, Inc. (a)	200	2,204
McCormick & Schmick's Seafood Restaurants (a)	220	4,143
Monarch Casino & Resort, Inc. (a)	370	10,527
Morton's Restaurant Group, Inc. (a)	10	159
Multimedia Games, Inc. (a)	30	256
O'Charleys, Inc.	360	5,458
Premier Exhibitions, Inc. (a)	480	7,238
Ruby Tuesday, Inc.	50	917
Speedway Motorsports, Inc.	20	740
Vail Resorts, Inc. (a)	330	20,556
Wendy's International, Inc.	630	21,993
Wyndham Worldwide Corp.	990	32,432
		463,166
Household Durables - 2.2%
American Greetings Corp. Class A	2,700	71,280
Avatar Holdings, Inc. (a)	70	3,495
Black & Decker Corp.	350	29,155
Blyth, Inc.	1,420	29,039
Centex Corp.	1,000	26,570
Champion Enterprises, Inc. (a)	1,180	12,956
CSS Industries, Inc.	180	6,475
Helen of Troy Ltd. (a)	400	7,724
Hooker Furniture Corp.	120	2,402
KB Home	710	17,793
Kimball International, Inc. Class B	1,100	12,518
La-Z-Boy, Inc.	390	2,878
Lennar Corp. Class A	1,080	24,462
Libbey, Inc.	140	2,453
NVR, Inc. (a)	20	9,405
Russ Berrie & Co., Inc. (a)	70	1,176
Tempur-Pedic International, Inc.	2,800	100,042
The Stanley Works	190	10,665
Toll Brothers, Inc. (a)	750	14,993
Tupperware Brands Corp.	2,560	80,614
Universal Electronics, Inc. (a)	310	10,075
Whirlpool Corp.	200	17,820
		493,990
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.0%
1-800-FLOWERS.com, Inc. Class A (a)	780	$ 9,040
Blue Nile, Inc. (a)	600	56,472
Expedia, Inc. (a)	530	16,896
FTD Group, Inc.	390	5,803
Gaiam, Inc. Class A (a)	390	9,372
Netflix, Inc. (a)	550	11,396
Overstock.com, Inc. (a)	120	3,456
PetMed Express, Inc. (a)	380	5,324
Priceline.com, Inc. (a)	960	85,200
Shutterfly, Inc.	150	4,787
Stamps.com, Inc. (a)	100	1,197
Systemax, Inc.	450	9,198
ValueVision Media, Inc. Class A (a)	150	1,112
		219,253
Leisure Equipment & Products - 0.6%
Arctic Cat, Inc.	100	1,636
Brunswick Corp.	900	20,574
Callaway Golf Co.	1,560	24,976
Hasbro, Inc.	170	4,740
JAKKS Pacific, Inc. (a)	560	14,958
Polaris Industries, Inc.	1,160	50,599
RC2 Corp. (a)	470	13,014
Steinway Musical Instruments, Inc.	100	2,962
Sturm Ruger & Co., Inc. (a)	620	11,104
		144,563
Media - 2.0%
Arbitron, Inc.	710	32,191
Belo Corp. Series A	1,250	21,700
Catalina Marketing Corp.	100	3,239
Charter Communications, Inc. Class A (a)	9,670	24,949
Cox Radio, Inc. Class A (a)	1,960	25,578
Cumulus Media, Inc. Class A (a)	600	6,132
DG FastChannel, Inc. (a)	200	4,716
DreamWorks Animation SKG, Inc. Class A (a)	540	18,047
Emmis Communications Corp. Class A	140	692
Entravision Communication Corp. Class A (a)	4,500	41,490
Gemstar-TV Guide International, Inc. (a)	4,250	29,580
Getty Images, Inc. (a)	500	13,920
Global Sources Ltd.	800	17,736
Gray Television, Inc.	290	2,462
Harris Interactive, Inc. (a)	320	1,379
Idearc, Inc.	540	16,994
Interactive Data Corp.	210	5,922
John Wiley & Sons, Inc. Class A	130	5,841
Journal Communications, Inc. Class A	900	8,532
Knology, Inc. (a)	250	4,183
LIN TV Corp. Class A (a)	1,100	14,311
Marvel Entertainment, Inc. (a)	1,640	38,442

	Shares	Value
Mediacom Communications Corp. Class A (a)	1,850	$ 13,043
Meredith Corp.	50	2,865
Nexstar Broadcasting Group, Inc. Class A (a)	100	1,049
Scholastic Corp. (a)	890	31,025
Sinclair Broadcast Group, Inc. Class A	3,900	46,956
Tribune Co.	469	12,813
Warner Music Group Corp.	280	2,828
Westwood One, Inc.	990	2,723
World Wrestling Entertainment, Inc. Class A	80	1,206
		452,544
Multiline Retail - 0.5%
Big Lots, Inc. (a)	1,210	36,106
Dollar Tree Stores, Inc. (a)	940	38,108
Family Dollar Stores, Inc.	1,480	39,309
		113,523
Specialty Retail - 3.4%
A.C. Moore Arts & Crafts, Inc. (a)	460	7,250
Aeropostale, Inc. (a)	2,850	54,321
AnnTaylor Stores Corp. (a)	230	7,284
Asbury Automotive Group, Inc.	1,260	24,961
AutoNation, Inc. (a)	1,510	26,757
AutoZone, Inc. (a)	370	42,972
Barnes & Noble, Inc.	880	31,029
Big 5 Sporting Goods Corp.	240	4,488
Blockbuster, Inc. Class A (a)	4,170	22,393
Books-A-Million, Inc.	440	5,821
Brown Shoe Co., Inc.	1,290	25,026
Conn's, Inc. (a)	260	6,211
CSK Auto Corp. (a)	600	6,390
Dress Barn, Inc. (a)	1,110	18,881
Genesco, Inc. (a)	770	35,520
Gymboree Corp. (a)	1,510	53,212
Hibbett Sports, Inc. (a)	380	9,424
Hot Topic, Inc. (a)	640	4,774
Jo-Ann Stores, Inc. (a)	380	8,018
Jos. A. Bank Clothiers, Inc. (a)	400	13,368
Midas, Inc. (a)	230	4,340
Monro Muffler Brake, Inc.	200	6,758
Office Depot, Inc. (a)	600	12,372
RadioShack Corp.	1,780	36,775
Rent-A-Center, Inc. (a)	2,690	48,770
Sally Beauty Holdings, Inc. (a)	3,300	27,885
Select Comfort Corp. (a)	650	9,068
Sherwin-Williams Co.	420	27,598
Shoe Carnival, Inc. (a)	110	1,736
Sonic Automotive, Inc. Class A (sub. vtg.)	1,510	36,149
Stage Stores, Inc.	1,170	21,329
The Buckle, Inc.	1,600	60,704
The Cato Corp. Class A (sub. vtg.)	190	3,884
The Men's Wearhouse, Inc.	700	35,364
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Pep Boys - Manny, Moe & Jack	1,600	$ 22,448
TravelCenters of America LLC (a)	60	1,956
West Marine, Inc. (a)	300	3,465
		768,701
Textiles, Apparel & Luxury Goods - 1.4%
Cherokee, Inc.	60	2,302
Columbia Sportswear Co.	160	8,850
Deckers Outdoor Corp. (a)	600	65,880
Fossil, Inc. (a)	1,310	48,942
G-III Apparel Group Ltd. (a)	100	1,969
Hanesbrands, Inc. (a)	370	10,382
Hartmarx Corp. (a)	20	98
Kellwood Co.	500	8,525
Lululemon Athletica, Inc.	40	1,681
Maidenform Brands, Inc. (a)	300	4,764
Movado Group, Inc.	630	20,110
Oxford Industries, Inc.	120	4,334
Perry Ellis International, Inc. (a)	320	8,867
Polo Ralph Lauren Corp. Class A	200	15,550
Steven Madden Ltd.	100	1,895
Unifirst Corp.	200	7,492
Warnaco Group, Inc. (a)	1,420	55,479
Wolverine World Wide, Inc.	2,310	63,294
		330,414
TOTAL CONSUMER DISCRETIONARY		3,832,271
CONSUMER STAPLES - 3.3%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	200	9,732
Hansen Natural Corp. (a)	220	12,470
MGP Ingredients, Inc.	230	2,362
Pepsi Bottling Group, Inc.	320	11,894
		36,458
Food & Staples Retailing - 0.7%
BJ's Wholesale Club, Inc. (a)	900	29,844
Casey's General Stores, Inc.	900	24,930
Ingles Markets, Inc. Class A	690	19,775
Longs Drug Stores Corp.	130	6,457
Nash-Finch Co.	320	12,746
Performance Food Group Co. (a)	1,550	46,702
Pricesmart, Inc.	150	3,540
Spartan Stores, Inc.	260	5,858
SUPERVALU, Inc.	530	20,675
Topps Co., Inc.	100	969
		171,496
Food Products - 0.7%
Cal-Maine Foods, Inc.	400	10,096
Darling International, Inc. (a)	420	4,154
Flowers Foods, Inc.	2,700	58,860

	Shares	Value
Fresh Del Monte Produce, Inc.	720	$ 20,700
Green Mountain Coffee Roasters, Inc. (a)	160	5,310
Imperial Sugar Co.	340	8,884
J&J Snack Foods Corp.	50	1,741
Lance, Inc.	80	1,842
Reddy Ice Holdings, Inc.	300	7,911
Seaboard Corp.	10	19,600
The J.M. Smucker Co.	340	18,163
Tyson Foods, Inc. Class A	170	3,035
		160,296
Household Products - 0.3%
Clorox Co.	500	30,495
Energizer Holdings, Inc. (a)	250	27,713
WD-40 Co.	230	7,852
		66,060
Personal Products - 0.8%
Alberto-Culver Co.	730	18,097
American Oriental Bioengineering, Inc. (a)	890	9,924
Chattem, Inc. (a)	220	15,514
Elizabeth Arden, Inc. (a)	410	11,054
Estee Lauder Companies, Inc. Class A	510	21,655
Inter Parfums, Inc.	70	1,657
NBTY, Inc. (a)	860	34,916
Nu Skin Enterprises, Inc. Class A	500	8,080
Playtex Products, Inc. (a)	2,500	45,700
Prestige Brands Holdings, Inc. (a)	550	6,039
		172,636
Tobacco - 0.6%
Alliance One International, Inc. (a)	780	5,101
Loews Corp. - Carolina Group	280	23,024
Universal Corp.	1,380	67,551
UST, Inc.	700	34,720
Vector Group Ltd.	758	16,987
		147,383
TOTAL CONSUMER STAPLES		754,329
ENERGY - 4.6%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)	470	35,983
Dawson Geophysical Co. (a)	120	9,301
Dresser-Rand Group, Inc. (a)	700	29,897
Ensign Energy Services, Inc.	100	1,888
Global Industries Ltd. (a)	1,360	35,034
Grey Wolf, Inc. (a)	7,320	47,946
Gulf Island Fabrication, Inc.	160	6,142
Gulfmark Offshore, Inc. (a)	1,130	54,986
Hercules Offshore, Inc. (a)	1,451	37,886
NATCO Group, Inc. Class A (a)	710	36,743
Newpark Resources, Inc. (a)	860	4,610
Oil States International, Inc. (a)	1,100	53,130
Patterson-UTI Energy, Inc.	150	3,386
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
SEACOR Holdings, Inc. (a)	310	$ 29,481
Superior Energy Services, Inc. (a)	180	6,379
T-3 Energy Services, Inc. (a)	230	9,807
Tidewater, Inc.	300	18,852
Trican Well Service Ltd.	100	2,036
Trico Marine Services, Inc. (a)	160	4,768
Willbros Group, Inc. (a)	680	23,120
		451,375
Oil, Gas & Consumable Fuels - 2.6%
Alon USA Energy, Inc.	910	30,740
Alpha Natural Resources, Inc. (a)	2,500	58,075
Arlington Tankers Ltd.	50	1,232
Berry Petroleum Co. Class A	1,550	61,365
Celtic Exploration Ltd. (a)	100	1,355
Continental Resources, Inc.	1,100	19,954
Copano Energy LLC	120	4,408
Delek US Holdings, Inc.	760	19,061
Double Hull Tankers, Inc.	300	4,467
Foundation Coal Holdings, Inc.	790	30,968
Frontier Oil Corp.	260	10,826
Frontline Ltd.	100	4,916
Galleon Energy, Inc. Class A (a)	400	6,162
General Maritime Corp.	860	24,003
Holly Corp.	400	23,932
Jura Energy Corp. (a)	2,600	1,569
Knightsbridge Tankers Ltd.	260	6,994
Mariner Energy, Inc. (a)	970	20,089
Markwest Hydrocarbon, Inc.	80	4,650
Massey Energy Co.	2,450	53,459
Noble Energy, Inc.	220	15,409
Overseas Shipholding Group, Inc.	460	35,342
Petroquest Energy, Inc. (a)	40	429
Pioneer Natural Resources Co.	150	6,747
Rosetta Resources, Inc. (a)	1,130	20,724
Stone Energy Corp. (a)	770	30,808
Sunoco, Inc.	250	17,695
Tesoro Corp.	700	32,214
TUSK Energy Corp. (a)	1,000	1,378
USEC, Inc. (a)	3,870	39,668
Western Refining, Inc.	140	5,681
		594,320
TOTAL ENERGY		1,045,695
FINANCIALS - 11.8%
Capital Markets - 0.6%
Apollo Investment Corp.	150	3,120
Ares Capital Corp.	160	2,603
Calamos Asset Management, Inc. Class A	130	3,670
Cohen & Steers, Inc.	40	1,481

	Shares	Value
Epoch Holding Corp. (a)	30	$ 422
GAMCO Investors, Inc. Class A	280	15,344
GFI Group, Inc. (a)	220	18,946
Janus Capital Group, Inc.	1,460	41,289
Kohlberg Capital Corp.	20	301
optionsXpress Holdings, Inc.	180	4,705
Piper Jaffray Companies (a)	340	18,224
SWS Group, Inc.	380	6,722
TradeStation Group, Inc. (a)	220	2,567
U.S. Global Investments, Inc. Class A	290	5,516
W.P. Carey & Co. LLC	200	6,300
		131,210
Commercial Banks - 0.7%
Amcore Financial, Inc.	120	2,990
BancFirst Corp.	20	897
BancorpSouth, Inc.	110	2,673
Capital City Bank Group, Inc.	20	624
Cascade Bancorp	80	1,781
Centennial Bank Holdings, Inc., Delaware (a)	70	448
Central Pacific Financial Corp.	150	4,380
Citizens Banking Corp., Michigan	310	4,994
City Bank Lynnwood, Washington	30	862
City Holding Co.	150	5,462
Columbia Banking Systems, Inc.	60	1,909
Comerica, Inc.	600	30,768
FirstMerit Corp.	20	395
FNB Corp., Pennsylvania	770	12,736
Greater Bay Bancorp	700	19,320
Hanmi Financial Corp.	180	2,788
Independent Bank Corp., Massachusetts	20	594
National Penn Bancshares, Inc.	19	311
NBT Bancorp, Inc.	60	1,304
Park National Corp.	110	9,592
Preferred Bank, Los Angeles California	100	3,934
Southwest Bancorp, Inc., Oklahoma	20	376
Sterling Financial Corp., Pennsylvania	100	1,715
SVB Financial Group (a)	840	39,782
Texas Capital Bancshares, Inc. (a)	80	1,739
UMB Financial Corp.	170	7,286
WesBanco, Inc.	120	2,998
		162,658
Consumer Finance - 0.5%
Advance America Cash Advance Centers, Inc.	380	4,055
Advanta Corp. Class B	1,780	48,808
AmeriCredit Corp. (a)	1,400	24,612
Discover Financial Services (a)	1,200	24,960
EZCORP, Inc. (non-vtg.) Class A (a)	160	2,152
World Acceptance Corp. (a)	360	11,909
		116,496
Diversified Financial Services - 0.7%
Asset Acceptance Capital Corp.	450	5,220
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Asta Funding, Inc.	250	$ 9,580
CIT Group, Inc.	800	32,160
Financial Federal Corp.	320	8,963
International Securities Exchange, Inc. Class A	700	46,529
MarketAxess Holdings, Inc. (a)	420	6,300
Portfolio Recovery Associates, Inc.	690	36,618
		145,370
Insurance - 5.6%
Alfa Corp.	130	2,363
Allied World Assurance Co. Holdings Ltd.	100	5,191
AMBAC Financial Group, Inc.	690	43,408
American Equity Investment Life Holding Co.	500	5,325
American Financial Group, Inc.	400	11,408
American Physicians Capital, Inc.	300	11,688
Amerisafe, Inc. (a)	520	8,601
Amtrust Financial Services, Inc.	420	6,371
Arch Capital Group Ltd. (a)	250	18,603
Argo Group International Holdings, Ltd. (a)	679	29,543
Aspen Insurance Holdings Ltd.	1,070	29,864
Assurant, Inc.	600	32,100
Assured Guaranty Ltd.	1,120	30,430
Axis Capital Holdings Ltd.	180	7,004
Cincinnati Financial Corp.	260	11,261
CNA Financial Corp.	20	786
CNA Surety Corp. (a)	680	11,988
Commerce Group, Inc., Massachusetts	800	23,576
Darwin Professional Underwriters, Inc. (a)	150	3,240
Delphi Financial Group, Inc. Class A	1,530	61,843
Donegal Group, Inc. Class A	80	1,294
EMC Insurance Group	100	2,599
Endurance Specialty Holdings Ltd.	100	4,155
Everest Re Group Ltd.	170	18,741
FBL Financial Group, Inc. Class A	510	20,140
Fidelity National Financial, Inc. Class A	1,300	22,724
First American Corp., California	300	10,986
FPIC Insurance Group, Inc. (a)	250	10,763
Harleysville Group, Inc.	480	15,350
HCC Insurance Holdings, Inc.	410	11,742
Hilb Rogal & Hobbs Co.	300	12,999
Horace Mann Educators Corp.	1,620	31,930
Infinity Property & Casualty Corp.	1,080	43,438
IPC Holdings Ltd.	1,510	43,564
LandAmerica Financial Group, Inc.	1,100	42,878
Max Capital Group Ltd.	1,300	36,452
MBIA, Inc.	790	48,230
Meadowbrook Insurance Group, Inc. (a)	560	5,046

	Shares	Value
Montpelier Re Holdings Ltd.	100	$ 1,770
National Interstate Corp.	60	1,847
Nationwide Financial Services, Inc. Class A (sub. vtg.)	260	13,993
Navigators Group, Inc. (a)	80	4,340
Nymagic, Inc.	160	4,450
OdysseyRe Holdings Corp.	540	20,039
PartnerRe Ltd.	230	18,168
Phoenix Companies, Inc.	3,840	54,182
Platinum Underwriters Holdings Ltd.	1,330	47,827
ProAssurance Corp. (a)	870	46,867
ProCentury Corp.	360	5,267
RAM Holdings Ltd. (a)	200	1,860
Reinsurance Group of America, Inc.	240	13,606
RenaissanceRe Holdings Ltd.	240	15,698
RLI Corp.	1,130	64,094
SAFECO Corp.	730	44,691
Safety Insurance Group, Inc.	60	2,156
SeaBright Insurance Holdings, Inc. (a)	460	7,852
Selective Insurance Group, Inc.	1,030	21,918
StanCorp Financial Group, Inc.	300	14,853
State Auto Financial Corp.	370	10,823
The Midland Co.	200	10,992
Transatlantic Holdings, Inc.	100	7,033
United America Indemnity Ltd. Class A (a)	1,300	27,963
United Fire & Casualty Co.	400	15,636
Universal American Financial Corp. (a)	130	2,965
Zenith National Insurance Corp.	1,220	54,766
		1,273,280
Real Estate Investment Trusts - 2.5%
Agree Realty Corp.	200	6,268
Alexandria Real Estate Equities, Inc.	100	9,626
Arbor Realty Trust, Inc.	100	1,889
Ashford Hospitality Trust, Inc.	1,100	11,055
Associated Estates Realty Corp.	100	1,304
Brandywine Realty Trust (SBI)	400	10,124
Capital Trust, Inc. Class A	100	3,550
CBL & Associates Properties, Inc.	400	14,020
Cedar Shopping Centers, Inc.	300	4,086
Colonial Properties Trust (SBI)	100	3,430
Corporate Office Properties Trust (SBI)	200	8,326
DiamondRock Hospitality Co.	900	15,669
Digital Realty Trust, Inc.	600	23,634
EastGroup Properties, Inc.	200	9,052
Entertainment Properties Trust (SBI)	300	15,240
Equity Inns, Inc.	500	11,290
Equity Lifestyle Properties, Inc.	100	5,180
Equity One, Inc.	500	13,600
FelCor Lodging Trust, Inc.	1,000	19,930
First Industrial Realty Trust, Inc.	700	27,209
Glimcher Realty Trust	100	2,350
Gramercy Capital Corp.	200	5,034
Hersha Hospitality Trust	200	1,980
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods Properties, Inc. (SBI)	500	$ 18,335
Home Properties, Inc.	200	10,436
Inland Real Estate Corp.	1,000	15,490
Kite Realty Group Trust	300	5,640
LaSalle Hotel Properties (SBI)	200	8,416
Lexington Corporate Properties Trust	500	10,005
LTC Properties, Inc.	200	4,734
Medical Properties Trust, Inc.	100	1,332
Mid-America Apartment Communities, Inc.	200	9,970
National Health Investors, Inc.	100	3,091
National Retail Properties, Inc.	800	19,504
Nationwide Health Properties, Inc.	1,200	36,156
Newcastle Investment Corp.	400	7,048
Omega Healthcare Investors, Inc.	700	10,871
Parkway Properties, Inc.	200	8,828
Pennsylvania (REIT) (SBI)	500	19,470
PS Business Parks, Inc.	200	11,370
RAIT Financial Trust (SBI)	500	4,115
Ramco-Gershenson Properties Trust (SBI)	200	6,248
Realty Income Corp.	900	25,155
Redwood Trust, Inc.	200	6,644
Senior Housing Properties Trust (SBI)	1,100	24,266
Sovran Self Storage, Inc.	200	9,168
Strategic Hotel & Resorts, Inc.	600	12,354
Sunstone Hotel Investors, Inc.	700	17,948
Tanger Factory Outlet Centers, Inc.	500	20,295
Taubman Centers, Inc.	200	10,950
Washington (REIT) (SBI)	300	9,954
		571,639
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	20	2,055
Stratus Properties, Inc. (a)	100	3,533
		5,588
Thrifts & Mortgage Finance - 1.2%
Anchor BanCorp Wisconsin, Inc.	30	810
Brookline Bancorp, Inc., Delaware	200	2,318
Corus Bankshares, Inc.	340	4,427
Downey Financial Corp.	470	27,166
Encore Bancshares, Inc.	200	4,206
Farmer Mac Class C (non-vtg.)	210	6,166
First Niagara Financial Group, Inc.	3,470	49,101
FirstFed Financial Corp., Delaware (a)	600	29,730
Franklin Bank Corp. (a)	40	368
Hudson City Bancorp, Inc.	430	6,613
Imperial Capital Bancorp, Inc.	70	1,978
MGIC Investment Corp.	660	21,325
Ocwen Financial Corp. (a)	770	7,261
Provident Financial Services, Inc.	550	9,004
Radian Group, Inc.	1,400	32,592

	Shares	Value
The PMI Group, Inc.	1,000	$ 32,700
TierOne Corp.	270	7,147
Washington Federal, Inc.	660	17,332
WSFS Financial Corp.	100	6,240
		266,484
TOTAL FINANCIALS		2,672,725
HEALTH CARE - 9.4%
Biotechnology - 0.5%
Acorda Therapeutics, Inc. (a)	400	7,340
Array Biopharma, Inc. (a)	10	112
Cubist Pharmaceuticals, Inc. (a)	1,520	32,118
CytRx Corp. (a)	1,310	4,533
GTx, Inc. (a)	30	488
Halozyme Therapeutics, Inc. (a)	260	2,259
Immunomedics, Inc. (a)	530	1,214
Myriad Genetics, Inc. (a)	120	6,258
OSI Pharmaceuticals, Inc. (a)	740	25,153
Regeneron Pharmaceuticals, Inc. (a)	700	12,460
Savient Pharmaceuticals, Inc. (a)	450	6,548
Seattle Genetics, Inc. (a)	210	2,360
XOMA Ltd. (a)	600	2,046
		102,889
Health Care Equipment & Supplies - 1.8%
Align Technology, Inc. (a)	1,620	41,035
Analogic Corp.	400	25,504
ArthroCare Corp. (a)	230	12,855
CONMED Corp. (a)	1,220	34,148
Cynosure, Inc. Class A (a)	170	6,273
Dade Behring Holdings, Inc.	500	38,175
Datascope Corp.	220	7,438
Edwards Lifesciences Corp. (a)	240	11,834
Greatbatch, Inc. (a)	390	10,370
Hansen Medical, Inc.	150	4,067
Hologic, Inc. (a)	100	6,100
Immucor, Inc. (a)	1,360	48,620
Intuitive Surgical, Inc. (a)	70	16,100
Inverness Medical Innovations, Inc. (a)	48	2,655
IRIS International, Inc. (a)	110	2,112
Kinetic Concepts, Inc. (a)	600	33,768
Meridian Bioscience, Inc.	890	26,985
OraSure Technologies, Inc. (a)	150	1,508
Quidel Corp. (a)	580	11,345
Regeneration Technologies, Inc. (a)	190	2,037
Stereotaxis, Inc. (a)	50	690
Steris Corp.	2,230	60,946
West Pharmaceutical Services, Inc.	380	15,831
		420,396
Health Care Providers & Services - 3.6%
Air Methods Corp. (a)	250	11,550
Alliance Imaging, Inc. (a)	1,060	9,604
American Dental Partners, Inc. (a)	220	6,162
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
AMERIGROUP Corp. (a)	760	$ 26,205
AmerisourceBergen Corp.	710	32,184
Apria Healthcare Group, Inc. (a)	2,400	62,424
Centene Corp. (a)	1,240	26,672
Chemed Corp.	1,240	77,078
Community Health Systems, Inc. (a)	300	9,432
Corvel Corp. (a)	190	4,393
Coventry Health Care, Inc. (a)	700	43,547
Cross Country Healthcare, Inc. (a)	40	699
Cryolife, Inc. (a)	370	3,497
Emergency Medical Services Corp. Class A (a)	1,220	36,905
Gentiva Health Services, Inc. (a)	10	192
Hanger Orthopedic Group, Inc. (a)	70	793
Health Net, Inc. (a)	600	32,430
HealthExtras, Inc. (a)	390	10,854
Healthspring, Inc. (a)	3,000	58,500
Humana, Inc. (a)	600	41,928
Kindred Healthcare, Inc. (a)	1,800	32,238
Laboratory Corp. of America Holdings (a)	180	14,081
Landauer, Inc.	200	10,192
LCA-Vision, Inc.	970	28,508
LifePoint Hospitals, Inc. (a)	190	5,702
Lincare Holdings, Inc. (a)	550	20,158
Matria Healthcare, Inc. (a)	140	3,662
Medcath Corp. (a)	500	13,730
Molina Healthcare, Inc. (a)	1,200	43,524
Nighthawk Radiology Holdings, Inc. (a)	190	4,657
PharMerica Corp. (a)	630	9,400
Providence Service Corp. (a)	40	1,174
PSS World Medical, Inc. (a)	1,410	26,973
RehabCare Group, Inc. (a)	100	1,759
ResCare, Inc. (a)	160	3,654
Sierra Health Services, Inc. (a)	100	4,219
Skilled Healthcare Group, Inc.	680	10,710
Sunrise Senior Living, Inc. (a)	1,480	52,348
Tenet Healthcare Corp. (a)	3,900	13,104
Wellcare Health Plans, Inc. (a)	190	20,032
		814,874
Health Care Technology - 0.3%
Computer Programs & Systems, Inc.	40	1,054
Eclipsys Corp. (a)	1,200	27,984
Omnicell, Inc. (a)	790	22,547
Phase Forward, Inc. (a)	770	15,408
		66,993
Life Sciences Tools & Services - 1.3%
Albany Molecular Research, Inc. (a)	250	3,775
Bio-Rad Laboratories, Inc. Class A (a)	200	18,100
Bruker BioSciences Corp. (a)	200	1,760

	Shares	Value
Cambrex Corp.	10	$ 109
Covance, Inc. (a)	40	3,116
Dionex Corp. (a)	660	52,444
eResearchTechnology, Inc. (a)	530	6,037
Invitrogen Corp. (a)	400	32,692
Kendle International, Inc. (a)	220	9,137
PAREXEL International Corp. (a)	890	36,730
PerkinElmer, Inc.	440	12,852
PharmaNet Development Group, Inc. (a)	440	12,773
Techne Corp. (a)	20	1,262
Varian, Inc. (a)	1,300	82,693
Ventana Medical Systems, Inc. (a)	280	24,055
		297,535
Pharmaceuticals - 1.9%
Alpharma, Inc. Class A	1,300	27,768
Auxilium Pharmaceuticals, Inc. (a)	210	4,427
BioMimetic Therapeutics, Inc. (a)	260	3,468
Bradley Pharmaceuticals, Inc. (a)	400	7,280
Caraco Pharmaceutical Laboratories Ltd. (a)	70	1,068
Cypress Bioscience, Inc. (a)	440	6,024
Endo Pharmaceuticals Holdings, Inc. (a)	150	4,652
Impax Laboratories, Inc. (a)	50	585
King Pharmaceuticals, Inc. (a)	2,870	33,636
KV Pharmaceutical Co. Class A (a)	1,550	44,330
Medicis Pharmaceutical Corp. Class A	970	29,595
MGI Pharma, Inc. (a)	2,240	62,227
Noven Pharmaceuticals, Inc. (a)	210	3,345
Pain Therapeutics, Inc. (a)	100	935
Par Pharmaceutical Companies, Inc. (a)	2,140	39,718
Perrigo Co.	2,730	58,286
Pozen, Inc. (a)	590	6,525
Salix Pharmaceuticals Ltd. (a)	300	3,726
Sciele Pharma, Inc. (a)	2,300	59,846
Sepracor, Inc. (a)	600	16,500
Valeant Pharmaceuticals International	400	6,192
ViroPharma, Inc. (a)	520	4,628
Vivus, Inc. (a)	220	1,091
XenoPort, Inc. (a)	300	14,115
		439,967
TOTAL HEALTH CARE		2,142,654
INDUSTRIALS - 17.2%
Aerospace & Defense - 1.5%
American Science & Engineering, Inc.	80	5,013
Ceradyne, Inc. (a)	1,000	75,740
Cubic Corp.	480	20,242
Curtiss-Wright Corp.	1,380	65,550
DRS Technologies, Inc.	640	35,277
Ducommun, Inc. (a)	140	4,522
DynCorp International, Inc. Class A (a)	1,700	39,287
EDO Corp.	110	6,161
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Heico Corp.	90	$ 4,442
Innovative Solutions & Support, Inc. (a)	90	1,707
Orbital Sciences Corp. (a)	2,680	59,603
United Industrial Corp.	170	12,794
		330,338
Air Freight & Logistics - 0.4%
ABX Air, Inc. (a)	700	4,956
Atlas Air Worldwide Holdings, Inc. (a)	280	14,456
Hub Group, Inc. Class A (a)	1,910	57,357
Pacer International, Inc.	370	7,049
Park-Ohio Holdings Corp. (a)	20	519
		84,337
Airlines - 0.7%
Allegiant Travel Co.	30	910
AMR Corp. (a)	1,150	25,634
Continental Airlines, Inc. Class B (a)	810	26,754
Copa Holdings SA Class A	530	21,227
ExpressJet Holdings, Inc. Class A (a)	660	2,039
Northwest Airlines Corp. (a)	590	10,502
Pinnacle Airlines Corp. (a)	510	8,170
Republic Airways Holdings, Inc. (a)	730	15,454
SkyWest, Inc.	110	2,769
UAL Corp. (a)	580	26,987
US Airways Group, Inc. (a)	770	20,213
		160,659
Building Products - 0.4%
Aaon, Inc.	120	2,368
American Woodmark Corp.	130	3,223
Ameron International Corp.	50	5,289
Apogee Enterprises, Inc.	400	10,376
Builders FirstSource, Inc. (a)	100	1,078
Goodman Global, Inc. (a)	510	12,179
Lennox International, Inc.	760	25,688
Simpson Manufacturing Co. Ltd.	330	10,511
Universal Forest Products, Inc.	210	6,279
USG Corp. (a)	590	22,155
		99,146
Commercial Services & Supplies - 5.8%
ABM Industries, Inc.	2,300	45,954
ACCO Brands Corp. (a)	2,010	45,104
Administaff, Inc.	1,500	54,450
Advisory Board Co. (a)	80	4,678
Allied Waste Industries, Inc. (a)	1,400	17,850
American Ecology Corp.	40	848
Barrett Business Services, Inc.	50	1,192
Bowne & Co., Inc.	570	9,496
CBIZ, Inc. (a)	170	1,352
CDI Corp.	400	11,152
ChoicePoint, Inc. (a)	260	9,859
Comfort Systems USA, Inc.	710	10,082

	Shares	Value
Comsys IT Partners, Inc. (a)	600	$ 10,086
Consolidated Graphics, Inc. (a)	640	40,186
Cornell Companies, Inc. (a)	310	7,301
Corporate Executive Board Co.	90	6,682
CRA International, Inc. (a)	30	1,446
Deluxe Corp.	2,120	78,101
Diamond Management & Technology Consultants, Inc.	690	6,348
Dun & Bradstreet Corp.	100	9,861
Ennis, Inc.	400	8,816
Exponent, Inc. (a)	430	10,789
FTI Consulting, Inc. (a)	90	4,528
Fuel Tech, Inc. (a)	190	4,197
GeoEye, Inc. (a)	160	4,120
Heidrick & Struggles International, Inc.	1,200	43,740
Herman Miller, Inc.	600	16,284
HNI Corp.	340	12,240
Hudson Highland Group, Inc. (a)	600	7,638
ICF International, Inc.	170	4,689
IHS, Inc. Class A (a)	480	27,115
IKON Office Solutions, Inc.	4,770	61,295
Interface, Inc. Class A	1,690	30,505
Kelly Services, Inc. Class A (non-vtg.)	60	1,189
Kforce, Inc. (a)	180	2,315
Knoll, Inc.	2,900	51,446
Korn/Ferry International (a)	2,700	44,577
Labor Ready, Inc. (a)	3,030	56,085
Layne Christensen Co. (a)	130	7,212
Manpower, Inc.	400	25,740
McGrath RentCorp.	50	1,662
PHH Corp. (a)	1,030	27,068
Pike Electric Corp. (a)	380	7,129
R.R. Donnelley & Sons Co.	900	32,904
Republic Services, Inc.	900	29,439
Resources Connection, Inc.	890	20,604
Robert Half International, Inc.	620	18,513
Rollins, Inc.	1,030	27,491
RSC Holdings, Inc.	750	12,300
Schawk, Inc. Class A	30	677
School Specialty, Inc. (a)	70	2,424
Spherion Corp. (a)	1,350	11,151
Steelcase, Inc. Class A	1,300	23,374
Team, Inc. (a)	410	11,226
Teletech Holdings, Inc. (a)	1,470	35,148
Tetra Tech, Inc. (a)	1,890	39,917
United Stationers, Inc. (a)	1,040	57,741
Viad Corp.	1,470	52,920
Volt Information Sciences, Inc. (a)	200	3,528
Waste Connections, Inc. (a)	1,210	38,430
Waste Industries USA, Inc.	160	4,579
Watson Wyatt Worldwide, Inc. Class A	1,280	57,523
		1,312,296
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.1%
AECOM Technology Corp.	80	$ 2,794
Chicago Bridge & Iron Co. NV (NY Shares)	500	21,530
EMCOR Group, Inc. (a)	2,600	81,536
Integrated Electrical Services, Inc. (a)	220	5,634
Michael Baker Corp. (a)	180	8,822
Perini Corp. (a)	1,300	72,709
Quanta Services, Inc. (a)	1,664	44,013
Washington Group International, Inc. (a)	100	8,781
		245,819
Electrical Equipment - 1.6%
A.O. Smith Corp.	200	8,776
Acuity Brands, Inc.	700	35,336
AZZ, Inc. (a)	190	6,642
Belden, Inc.	500	23,455
Coleman Cable, Inc. (a)	10	138
Encore Wire Corp.	210	5,277
EnerSys (a)	380	6,753
FuelCell Energy, Inc.	370	3,308
Genlyte Group, Inc. (a)	200	12,852
GrafTech International Ltd. (a)	4,650	82,956
Hubbell, Inc. Class B	50	2,856
II-VI, Inc. (a)	430	14,848
Lamson & Sessions Co. (a)	200	5,392
LSI Industries, Inc.	150	3,078
Powell Industries, Inc. (a)	30	1,137
Regal-Beloit Corp.	200	9,578
Rockwell Automation, Inc.	240	16,682
Superior Essex, Inc. (a)	150	5,592
Thomas & Betts Corp. (a)	630	36,943
Vicor Corp.	130	1,576
Woodward Governor Co.	1,360	84,864
		368,039
Industrial Conglomerates - 0.4%
Raven Industries, Inc.	140	5,607
Sequa Corp. Class A (a)	180	29,840
Teleflex, Inc.	400	31,168
Tredegar Corp.	920	15,870
		82,485
Machinery - 3.7%
Accuride Corp. (a)	760	9,204
Actuant Corp. Class A	410	26,638
AGCO Corp. (a)	110	5,585
Ampco-Pittsburgh Corp.	300	11,814
Astec Industries, Inc. (a)	640	36,768
Axsys Technologies, Inc. (a)	30	929
Badger Meter, Inc.	110	3,526
Barnes Group, Inc.	560	17,875
Blount International, Inc. (a)	360	4,090

	Shares	Value
Cascade Corp.	400	$ 26,068
CIRCOR International, Inc.	240	10,898
CLARCOR, Inc.	380	13,000
Columbus McKinnon Corp. (NY Shares) (a)	240	5,974
Crane Co.	10	480
Cummins, Inc.	200	25,578
EnPro Industries, Inc. (a)	830	33,698
FreightCar America, Inc.	80	3,056
Gardner Denver, Inc. (a)	1,010	39,390
Gorman-Rupp Co.	100	3,316
Hardinge, Inc.	250	8,708
Hurco Companies, Inc. (a)	160	8,650
Kadant, Inc. (a)	340	9,520
Kaydon Corp.	1,010	52,510
L.B. Foster Co. Class A (a)	120	5,215
McCoy Corp.	1,100	5,464
Middleby Corp. (a)	850	54,859
Miller Industries, Inc. (a)	20	342
Mueller Industries, Inc.	910	32,887
NACCO Industries, Inc. Class A	290	30,009
Navistar International Corp. (a)	280	17,276
Nordson Corp.	460	23,097
Pall Corp.	800	31,120
RBC Bearings, Inc. (a)	350	13,423
Robbins & Myers, Inc.	690	39,530
SPX Corp.	460	42,578
Sun Hydraulics Corp.	310	9,858
Tecumseh Products Co. Class A (non-vtg.) (a)	270	5,198
Tennant Co.	200	9,740
Titan International, Inc.	330	10,534
Toro Co.	600	35,298
TurboChef Technologies, Inc. (a)	70	924
Valmont Industries, Inc.	650	55,153
Wabash National Corp.	500	5,645
Wabtec Corp.	1,530	57,314
		842,739
Marine - 0.4%
American Commercial Lines, Inc. (a)	510	12,102
Excel Maritime Carriers Ltd.	470	26,226
Genco Shipping & Trading Ltd.	100	6,553
Horizon Lines, Inc. Class A	1,700	51,901
Star Maritime Acquisition Corp. (a)	170	2,382
TBS International Ltd. Class A (a)	20	825
		99,989
Road & Rail - 0.4%
Avis Budget Group, Inc. (a)	800	18,312
Con-way, Inc.	400	18,400
Dollar Thrifty Automotive Group, Inc. (a)	40	1,388
Kansas City Southern (a)	420	13,511
Laidlaw International, Inc.	680	23,950
Landstar System, Inc.	300	12,591
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Ryder System, Inc.	40	$ 1,960
Saia, Inc. (a)	110	1,818
		91,930
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	2,090	64,435
BlueLinx Corp.	260	1,830
Houston Wire & Cable Co.	100	1,811
Kaman Corp.	270	9,331
NuCo2, Inc. (a)	20	515
TAL International Group, Inc.	50	1,254
UAP Holding Corp.	2,100	65,856
W.W. Grainger, Inc.	290	26,445
Watsco, Inc.	280	13,000
		184,477
Transportation Infrastructure - 0.0%
CAI International, Inc.	700	9,870
TOTAL INDUSTRIALS		3,912,124
INFORMATION TECHNOLOGY - 24.3%
Communications Equipment - 2.9%
ADC Telecommunications, Inc. (a)	2,790	54,712
Adtran, Inc.	2,800	64,484
Anaren, Inc. (a)	220	3,102
Andrew Corp. (a)	1,500	20,775
Arris Group, Inc. (a)	5,000	61,750
Avaya, Inc. (a)	1,300	22,048
Blue Coat Systems, Inc. (a)	150	11,814
C-COR, Inc. (a)	800	9,192
CommScope, Inc. (a)	700	35,168
Comtech Group, Inc. (a)	190	3,460
Comtech Telecommunications Corp. (a)	1,400	74,886
Ditech Networks, Inc. (a)	350	1,845
Dycom Industries, Inc. (a)	1,940	59,422
EMS Technologies, Inc. (a)	420	10,303
Extreme Networks, Inc. (a)	1,990	7,642
F5 Networks, Inc. (a)	280	10,413
Foundry Networks, Inc. (a)	2,020	35,895
Harmonic, Inc. (a)	880	9,337
Infinera Corp.	410	8,262
InterDigital, Inc. (a)	2,500	51,950
Ixia (a)	90	785
Loral Space & Communications Ltd. (a)	200	7,950
MasTec, Inc. (a)	550	7,739
NETGEAR, Inc. (a)	600	18,252
Network Equipment Technologies, Inc. (a)	650	9,425
Plantronics, Inc.	1,370	39,114
ShoreTel, Inc.	1,100	15,752
Starent Networks Corp.	100	2,111

	Shares	Value
Symmetricom, Inc. (a)	90	$ 423
ViaSat, Inc. (a)	430	13,257
		671,268
Computers & Peripherals - 1.8%
Brocade Communications Systems, Inc. (a)	3,300	28,248
Data Domain, Inc.	20	619
Electronics for Imaging, Inc. (a)	2,020	54,257
Emulex Corp. (a)	2,500	47,925
Hypercom Corp. (a)	350	1,582
Immersion Corp. (a)	160	2,621
Intevac, Inc. (a)	280	4,256
Iomega Corp. (a)	590	3,092
Lexmark International, Inc. Class A (a)	700	29,071
NCR Corp. (a)	460	22,908
Netezza Corp.	70	876
Network Appliance, Inc. (a)	960	25,834
Novatel Wireless, Inc. (a)	830	18,800
Palm, Inc. (a)	2,020	32,865
QLogic Corp. (a)	1,570	21,117
Rimage Corp. (a)	30	673
Stratasys, Inc. (a)	470	12,953
Synaptics, Inc. (a)	970	46,327
Western Digital Corp. (a)	1,660	42,031
Xyratex Ltd. (a)	130	2,495
		398,550
Electronic Equipment & Instruments - 2.1%
Acacia Research Corp. - Acacia Technologies (a)	690	10,129
Anixter International, Inc. (a)	100	8,245
Arrow Electronics, Inc. (a)	590	25,087
Avnet, Inc. (a)	1,050	41,853
AVX Corp.	40	644
Checkpoint Systems, Inc. (a)	1,100	29,029
Cognex Corp.	300	5,328
CPI International, Inc. (a)	200	3,802
CTS Corp.	590	7,611
Dolby Laboratories, Inc. Class A (a)	440	15,321
Electro Scientific Industries, Inc. (a)	260	6,230
Excel Technology, Inc. (a)	40	998
FARO Technologies, Inc. (a)	300	13,245
Insight Enterprises, Inc. (a)	1,050	27,101
Littelfuse, Inc. (a)	1,070	38,188
LoJack Corp. (a)	410	7,774
Measurement Specialties, Inc. (a)	70	1,953
Methode Electronics, Inc. Class A	670	10,084
Mettler-Toledo International, Inc. (a)	300	30,600
MTS Systems Corp.	300	12,480
Nam Tai Electronics, Inc.	110	1,384
National Instruments Corp.	170	5,836
OYO Geospace Corp. (a)	50	4,636
Park Electrochemical Corp.	350	11,753
PC Connection, Inc. (a)	370	4,625
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Rofin-Sinar Technologies, Inc. (a)	930	$ 65,295
Sanmina-SCI Corp. (a)	4,690	9,943
Smart Modular Tech WWH, Inc. (a)	600	4,290
SYNNEX Corp. (a)	80	1,645
Tech Data Corp. (a)	780	31,294
Technitrol, Inc.	810	21,830
Tektronix, Inc.	920	25,521
Zygo Corp. (a)	80	1,042
		484,796
Internet Software & Services - 2.2%
AsiaInfo Holdings, Inc. (a)	990	8,969
Bankrate, Inc. (a)	270	12,452
Chordiant Software, Inc. (a)	840	11,642
CMGI, Inc. (a)	19,500	26,520
comScore, Inc.	90	2,430
CyberSource Corp. (a)	160	1,870
DealerTrack Holdings, Inc. (a)	200	8,376
Dice Holdings, Inc.	310	3,187
Digital River, Inc. (a)	670	29,983
DivX, Inc.	160	2,379
Greenfield Online, Inc. (a)	440	6,710
iBasis, Inc. (a)	150	1,613
iMergent, Inc.	280	6,280
Interwoven, Inc. (a)	720	10,246
j2 Global Communications, Inc. (a)	2,050	67,097
Keynote Systems, Inc. (a)	60	824
LoopNet, Inc. (a)	410	8,421
Omniture, Inc. (a)	530	16,070
Open Text Corp. (a)	1,550	40,461
Perficient, Inc. (a)	190	4,155
S1 Corp. (a)	1,400	12,670
SonicWALL, Inc. (a)	1,100	9,603
TechTarget, Inc.	140	2,366
TheStreet.com, Inc.	540	6,539
Travelzoo, Inc. (a)	130	2,984
United Online, Inc.	4,500	67,545
ValueClick, Inc. (a)	2,430	54,578
VeriSign, Inc. (a)	1,340	45,212
Vignette Corp. (a)	670	13,447
Vocus, Inc. (a)	140	4,094
Websense, Inc. (a)	380	7,497
		496,220
IT Services - 2.6%
Acxiom Corp.	1,030	20,384
Affiliated Computer Services, Inc. Class A (a)	350	17,584
Alliance Data Systems Corp. (a)	200	15,488
Authorize.Net Holdings, Inc. (a)	700	12,341
BearingPoint, Inc. (a)	1,990	8,060
Broadridge Financial Solutions, Inc.	1,190	22,551

	Shares	Value
CACI International, Inc. Class A (a)	200	$ 10,218
Ceridian Corp. (a)	100	3,474
Ciber, Inc. (a)	1,150	8,982
Computer Sciences Corp. (a)	900	50,310
Convergys Corp. (a)	1,710	29,686
CSG Systems International, Inc. (a)	2,100	44,625
DST Systems, Inc. (a)	140	12,013
Fidelity National Information Services, Inc.	580	25,735
Fiserv, Inc. (a)	410	20,853
Forrester Research, Inc. (a)	230	5,421
Gartner, Inc. Class A (a)	540	13,208
Heartland Payment Systems, Inc.	1,000	25,700
Hewitt Associates, Inc. Class A (a)	450	15,773
ManTech International Corp. Class A (a)	1,400	50,372
Maximus, Inc.	500	21,790
MPS Group, Inc. (a)	2,180	24,307
NCI, Inc. Class A (a)	200	3,784
Perot Systems Corp. Class A (a)	1,520	25,703
RightNow Technologies, Inc. (a)	120	1,931
Safeguard Scientifics, Inc. (a)	580	1,328
SAIC, Inc.	970	18,614
Sapient Corp. (a)	1,970	13,219
SRA International, Inc. Class A (a)	240	6,739
Sykes Enterprises, Inc. (a)	500	8,305
Syntel, Inc.	800	33,264
Total System Services, Inc.	600	16,668
Unisys Corp. (a)	600	3,972
Wright Express Corp. (a)	20	730
		593,132
Semiconductors & Semiconductor Equipment - 7.1%
Actel Corp. (a)	380	4,077
Advanced Analogic Technologies, Inc. (a)	200	2,128
Advanced Energy Industries, Inc. (a)	2,790	42,129
AMIS Holdings, Inc. (a)	2,890	28,062
Amkor Technology, Inc. (a)	3,950	45,504
Analog Devices, Inc.	1,020	36,883
Asyst Technologies, Inc. (a)	610	3,227
Atheros Communications, Inc. (a)	1,630	48,851
Atmel Corp. (a)	5,870	30,289
ATMI, Inc. (a)	1,500	44,625
AuthenTec, Inc.	600	6,000
Axcelis Technologies, Inc. (a)	70	358
Brooks Automation, Inc. (a)	3,900	55,536
Cabot Microelectronics Corp. (a)	900	38,475
Cohu, Inc.	250	4,688
Credence Systems Corp. (a)	1,790	5,531
Cymer, Inc. (a)	1,700	65,263
DSP Group, Inc. (a)	140	2,216
EMCORE Corp.	490	4,704
Entegris, Inc. (a)	3,900	33,852
Exar Corp. (a)	500	6,530
FEI Co. (a)	2,100	66,003
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Hittite Microwave Corp. (a)	290	$ 12,804
Integrated Device Technology, Inc. (a)	820	12,694
Intersil Corp. Class A	1,200	40,116
IXYS Corp. (a)	80	834
KLA-Tencor Corp.	880	49,086
Kulicke & Soffa Industries, Inc. (a)	1,100	9,328
Lam Research Corp. (a)	820	43,673
Linear Technology Corp.	720	25,193
LTX Corp. (a)	1,200	4,284
Mattson Technology, Inc. (a)	680	5,882
Micrel, Inc.	5,300	57,240
Microtune, Inc. (a)	220	1,324
MIPS Technologies, Inc. (a)	250	1,975
MKS Instruments, Inc. (a)	2,690	51,164
Monolithic Power Systems, Inc. (a)	490	12,446
National Semiconductor Corp.	1,720	46,646
Netlogic Microsystems, Inc. (a)	370	13,361
Novellus Systems, Inc. (a)	1,380	37,619
ON Semiconductor Corp. (a)	3,100	38,936
PMC-Sierra, Inc. (a)	6,150	51,599
RF Micro Devices, Inc. (a)	7,260	48,860
Rudolph Technologies, Inc. (a)	320	4,426
Semtech Corp. (a)	2,800	57,344
Sigma Designs, Inc. (a)	260	12,542
Silicon Laboratories, Inc. (a)	1,160	48,442
Silicon Storage Technology, Inc. (a)	1,000	3,220
SiRF Technology Holdings, Inc. (a)	790	16,867
Skyworks Solutions, Inc. (a)	5,140	46,466
Standard Microsystems Corp. (a)	350	13,447
Supertex, Inc. (a)	180	7,178
Teradyne, Inc. (a)	2,560	35,328
Tessera Technologies, Inc. (a)	1,100	41,250
TriQuint Semiconductor, Inc. (a)	480	2,357
Ultra Clean Holdings, Inc. (a)	130	1,911
Ultratech, Inc. (a)	90	1,247
Varian Semiconductor Equipment Associates, Inc. (a)	720	38,534
Veeco Instruments, Inc. (a)	170	3,295
Verigy Ltd. (a)	2,160	53,374
Volterra Semiconductor Corp. (a)	160	1,965
Xilinx, Inc.	1,780	46,529
Zoran Corp. (a)	2,150	43,430
		1,619,147
Software - 5.6%
Activision, Inc. (a)	1,150	24,829
Actuate Corp. (a)	1,730	11,159
Advent Software, Inc. (a)	430	20,197
American Software, Inc. Class A	110	1,012
Ansoft Corp. (a)	320	10,554

	Shares	Value
Ansys, Inc. (a)	490	$ 16,743
Applix, Inc. (a)	200	3,556
Aspen Technology, Inc. (a)	3,880	55,562
Autodesk, Inc. (a)	1,050	52,469
BEA Systems, Inc. (a)	3,030	42,026
Blackbaud, Inc.	1,250	31,550
Blackboard, Inc. (a)	330	15,127
BMC Software, Inc. (a)	1,390	43,410
Cadence Design Systems, Inc. (a)	1,410	31,288
Check Point Software Technologies Ltd. (a)	990	24,928
Citrix Systems, Inc. (a)	670	27,014
Cognos, Inc. (a)	190	7,891
CommVault Systems, Inc.	110	2,037
Compuware Corp. (a)	3,380	27,108
Concur Technologies, Inc. (a)	900	28,368
Double-Take Software, Inc.	90	1,720
Epicor Software Corp. (a)	780	10,741
EPIQ Systems, Inc. (a)	790	14,868
Fair Isaac Corp.	900	32,499
FalconStor Software, Inc. (a)	920	11,086
Informatica Corp. (a)	1,600	25,120
Interactive Intelligence, Inc. (a)	220	4,180
Intervoice, Inc. (a)	80	751
Intuit, Inc. (a)	380	11,514
Jack Henry & Associates, Inc.	1,330	34,394
JDA Software Group, Inc. (a)	410	8,471
Lawson Software, Inc. (a)	3,060	30,631
Magma Design Automation, Inc. (a)	800	11,256
Manhattan Associates, Inc. (a)	700	19,187
McAfee, Inc. (a)	1,190	41,495
Mentor Graphics Corp. (a)	2,280	34,428
MICROS Systems, Inc. (a)	560	36,439
MicroStrategy, Inc. Class A (a)	700	55,538
NAVTEQ Corp. (a)	170	13,255
Novell, Inc. (a)	2,000	15,280
Nuance Communications, Inc. (a)	100	1,931
Parametric Technology Corp. (a)	300	5,226
Progress Software Corp. (a)	120	3,636
PROS Holdings, Inc.	900	10,863
Quest Software, Inc. (a)	1,840	31,574
Radiant Systems, Inc. (a)	570	9,023
Red Hat, Inc. (a)	1,130	22,453
Salesforce.com, Inc. (a)	300	15,396
Secure Computing Corp. (a)	640	6,227
SPSS, Inc. (a)	630	25,918
Sybase, Inc. (a)	960	22,205
Synchronoss Technologies, Inc. (a)	650	27,339
Synopsys, Inc. (a)	1,300	35,204
Taleo Corp. Class A (a)	460	11,689
The9 Ltd. sponsored ADR (a)	700	24,143
THQ, Inc. (a)	610	15,238
TIBCO Software, Inc. (a)	9,100	67,249
Tyler Technologies, Inc. (a)	680	9,078
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Ultimate Software Group, Inc. (a)	140	$ 4,886
Vasco Data Security International, Inc. (a)	430	15,183
Wind River Systems, Inc. (a)	860	10,122
		1,264,264
TOTAL INFORMATION TECHNOLOGY		5,527,377
MATERIALS - 7.5%
Chemicals - 3.4%
A. Schulman, Inc.	270	5,327
American Vanguard Corp.	40	781
Arch Chemicals, Inc.	400	18,752
Ashland, Inc.	180	10,838
Cabot Corp.	470	16,699
Calgon Carbon Corp. (a)	950	13,262
Celanese Corp. Class A	1,110	43,268
CF Industries Holdings, Inc.	800	60,728
Ferro Corp.	1,610	32,168
FMC Corp.	30	1,561
H.B. Fuller Co.	1,780	52,830
Hercules, Inc.	2,210	46,454
ICO, Inc. (a)	390	5,491
Innospec, Inc.	390	8,884
Koppers Holdings, Inc.	360	13,900
Landec Corp. (a)	380	5,875
LSB Industries, Inc. (a)	170	4,021
Lubrizol Corp.	280	18,217
Lyondell Chemical Co.	900	41,715
Minerals Technologies, Inc.	380	25,460
Nalco Holding Co.	670	19,866
NewMarket Corp.	60	2,963
Olin Corp.	2,120	47,446
OM Group, Inc. (a)	520	27,461
Penford Corp.	20	754
PolyOne Corp. (a)	600	4,482
Rockwood Holdings, Inc. (a)	990	35,472
Sensient Technologies Corp.	2,280	65,824
Spartech Corp.	1,570	26,784
Stepan Co.	130	4,018
Terra Industries, Inc.	1,300	40,638
The Scotts Miracle-Gro Co. Class A	210	8,978
Valhi, Inc.	290	6,888
W.R. Grace & Co. (a)	2,110	56,675
		774,480
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	10	66
Containers & Packaging - 1.0%
AEP Industries, Inc. (a)	130	5,504
Aptargroup, Inc.	400	15,148
Crown Holdings, Inc. (a)	600	13,656

	Shares	Value
Graphic Packaging Corp. (a)	250	$ 1,130
Myers Industries, Inc.	500	9,910
Owens-Illinois, Inc. (a)	710	29,430
Packaging Corp. of America	1,190	34,593
Pactiv Corp. (a)	700	20,062
Rock-Tenn Co. Class A	2,100	60,690
Silgan Holdings, Inc.	490	26,338
Sonoco Products Co.	270	8,149
		224,610
Metals & Mining - 2.9%
A.M. Castle & Co.	90	2,934
AK Steel Holding Corp. (a)	620	27,249
Amerigo Resources Ltd.	2,900	7,494
Carpenter Technology Corp.	190	24,702
Century Aluminum Co. (a)	1,300	68,445
Claymont Steel Holdings, Inc.	30	608
Cleveland-Cliffs, Inc.	210	18,474
Compass Minerals International, Inc.	1,340	45,614
Farallon Resources Ltd. (a)	3,700	2,344
Haynes International, Inc. (a)	240	20,489
Hecla Mining Co. (a)	6,250	55,938
Meridian Gold, Inc. (a)	100	3,310
Metal Management, Inc.	1,330	72,086
Quanex Corp.	1,300	61,074
Redcorp Ventures Ltd. (a)	16,500	4,811
Redcorp Ventures Ltd. warrants 7/10/09 (a)	8,250	581
Schnitzer Steel Industries, Inc. Class A	1,130	82,818
Steel Dynamics, Inc.	860	40,162
United States Steel Corp.	410	43,435
Universal Stainless & Alloy Products, Inc. (a)	100	3,979
Wheeling Pittsburgh Corp. (a)	30	579
Worthington Industries, Inc.	2,800	65,968
		653,094
Paper & Forest Products - 0.2%
Bowater, Inc.	1,230	18,352
Buckeye Technologies, Inc. (a)	860	13,020
Mercer International, Inc. (SBI) (a)	200	1,890
Neenah Paper, Inc.	130	4,302
Schweitzer-Mauduit International, Inc.	270	6,291
Wausau-Mosinee Paper Corp.	180	2,007
		45,862
TOTAL MATERIALS		1,698,112
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.6%
Alaska Communication Systems Group, Inc.	840	12,138
Atlantic Tele-Network, Inc.	230	8,361
Cbeyond, Inc. (a)	1,260	51,395
CenturyTel, Inc.	700	32,354
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cincinnati Bell, Inc. (a)	13,000	$ 64,220
Citizens Communications Co.	1,570	22,482
Cogent Communications Group, Inc. (a)	1,720	40,145
Consolidated Communications Holdings, Inc.	410	8,040
Embarq Corp.	600	33,360
FairPoint Communications, Inc.	80	1,509
General Communications, Inc. Class A (a)	410	4,977
Iowa Telecommunication Services, Inc.	620	12,307
North Pittsburgh Systems, Inc.	10	238
NTELOS Holdings Corp.	700	20,622
PAETEC Holding Corp. (a)	400	4,988
Premiere Global Services, Inc. (a)	3,300	41,745
SureWest Communications	60	1,501
Windstream Corp.	670	9,460
		369,842
Wireless Telecommunication Services - 0.5%
Cellcom Israel Ltd.	400	9,728
Centennial Communications Corp. Class A (a)	900	9,108
Dobson Communications Corp. Class A (a)	1,000	12,790
Rural Cellular Corp. Class A (a)	130	5,655
Syniverse Holdings, Inc. (a)	600	9,540
Telephone & Data Systems, Inc.	670	44,723
U.S. Cellular Corp. (a)	40	3,928
USA Mobility, Inc.	480	8,098
		103,570
TOTAL TELECOMMUNICATION SERVICES		473,412
UTILITIES - 2.4%
Electric Utilities - 0.7%
Central Vermont Public Service Corp.	100	3,654
El Paso Electric Co. (a)	2,160	49,961
Northeast Utilities	400	11,428
Otter Tail Corp.	520	18,538
Portland General Electric Co.	480	13,344
Reliant Energy, Inc. (a)	400	10,240
Unisource Energy Corp.	1,520	45,433
Westar Energy, Inc.	560	13,754
		166,352

	Shares	Value
Gas Utilities - 1.1%
Atmos Energy Corp.	600	$ 16,992
New Jersey Resources Corp.	1,000	49,590
Northwest Natural Gas Co.	1,100	50,270
ONEOK, Inc.	600	28,440
SEMCO Energy, Inc. (a)	100	789
South Jersey Industries, Inc.	380	13,224
Southwest Gas Corp.	930	26,310
UGI Corp.	560	14,549
WGL Holdings, Inc.	1,800	61,002
		261,166
Independent Power Producers & Energy Traders - 0.3%
Black Hills Corp.	730	29,945
Canadian Hydro Developers, Inc. (a)	900	5,611
NRG Energy, Inc. (a)	820	34,678
		70,234
Multi-Utilities - 0.3%
Avista Corp.	1,310	26,659
CenterPoint Energy, Inc.	470	7,534
DTE Energy Co.	100	4,844
Energy East Corp.	100	2,705
NiSource, Inc.	100	1,914
Vectren Corp.	520	14,191
		57,847
TOTAL UTILITIES		555,599
TOTAL COMMON STOCKS (Cost $23,226,624)		22,614,298
Investment Companies - 0.2%

iShares Russell 2000 Index Fund (Cost $53,586)	700	56,070
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $23,280,210)	22,670,368
NET OTHER ASSETS - 0.4%	91,537
NET ASSETS - 100%	$ 22,761,905
Legend
(a) Non-income producing
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $23,291,797. Net unrealized depreciation aggregated $621,429, of which $1,260,139 related to appreciated investment securities and $1,881,568 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	November 29, 2007
By:	/s/Kathleen A. Tucker
Kathleen A. Tucker
Chief Financial Officer

Date:	November 29, 2007